Performance Management	Apr. 29, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the S&P 500 Total Return Index, a broad-based securities market index, and to the Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to its change to a passively-managed ETF on August 3, 2021, the fund operated under certain different investment policies as an actively-managed ETF. The Fund’s historical performance prior to August 3, 2021 may not represent its current investment policies. Updated performance information is available at www.aberdeeninvestments.com/usa/etf.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the S&P 500 Total Return Index, a broad-based securities market index, and to the Index.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	For the period shown in the bar chart above:

Best Quarter	March 31, 2022	25.29%
Worst Quarter	March 31, 2020	-23.13%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.29%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]

Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Since Inception of Fund	Inception Date of Fund
Before Taxes	15.11%	10.01%	4.95%	March 30, 2017
After Taxes on Distributions	9.59%	5.30%	1.94%
After Taxes on Distributions and Sale of Shares	9.01%	5.72%	2.47%
S&P 500 Index Total Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.74%
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)	15.77%	10.67%	5.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Performance Availability Website Address [Text]	www.aberdeeninvestments.com/usa/etf
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the S&P 500 Total Return Index, a broad-based securities market index, and to the Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to its change to a passively-managed ETF on August 3, 2021, the fund operated under certain different investment policies as an actively-managed ETF. The Fund’s historical performance prior to August 3, 2021 may not represent its current investment policies. Updated performance information is available at www.aberdeeninvestments.com/usa/etf.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the S&P 500 Total Return Index, a broad-based securities market index, and to the Index.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	For the period shown in the bar chart above:

Best Quarter	March 31, 2022	23.79%
Worst Quarter	March 31, 2020	-19.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.79%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]

Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Since Inception of Fund	Inception Date of Fund
Before Taxes	15.54%	12.17%	7.42%	March 30, 2017
After Taxes on Distributions	10.13%	9.22%	5.58%
After Taxes on Distributions and Sale of Shares	9.26%	8.29%	5.05%
S&P 500 Index Total Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.74%
Bloomberg Commodity Index 3 Month Forward Total ReturnSM (reflects no deduction for fees, expenses or taxes)	16.26%	12.84%	7.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Performance Availability Website Address [Text]	www.aberdeeninvestments.com/usa/etf